Share-based payment reserve - Equity settled - recognised directly in equity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 918	R 914	R 986
Long-term incentives
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	869	844	891
Sasol Khanyisa Employee Share Ownership Plan (ESOP): Tier 2 - Qualifying employees
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 49	R 70	R 95